Summary of Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment
Impairment of property, plant and equipment	$ 0	$ 0	$ 43,000	$ 0
Office equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)			3 years
Lab equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years